Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accrued Expenses And Other Liabilities [Abstract]
Accrued marketing expense	¥ 113,568		¥ 105,544
Accrued payment channel surcharges	25,728		26,053
Accrued professional service fee	31,446		21,333
Accrued technical services expense	16,510		16,854
Management fee payable to trust administrator			10,000
Payable for purchase of property, equipment and software	917		6,585
Others	34,350		25,245
Total accrued expenses and other liabilities	¥ 222,519	$ 32,364	¥ 211,614